Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2022	$ 82	$ 284,406	$ (113,790)	$ 170,698
Income/(Loss) for the year	0	0	5,272	5,272
Other comprehensive income	0	0	0	0
Total comprehensive loss	0	0	5,272	5,272
Balance at Dec. 31, 2023	82	284,406	(108,518)	175,970
Income/(Loss) for the year	0	0	431	431
Other comprehensive income	0	0	0	0
Total comprehensive loss	0	0	431	431
Balance at Dec. 31, 2024	82	284,406	(108,087)	176,401
Income/(Loss) for the year	0	0	(1,747)	(1,747)
Other comprehensive income	0	0	0	0
Total comprehensive loss	0	0	(1,747)	(1,747)
Issuance of 1,000,000 shares as per Stock based compensation (Note 4)	4	1,336	0	1,340
Balance at Dec. 31, 2025	$ 86	$ 285,742	$ (109,834)	$ 175,994